Selected Statements of Income Data	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Selected Statements of Income Data

NOTE 18: — SELECTED STATEMENTS OF INCOME DATA

			Three months ended	Year ended
	Years ended March 31,		March 31,	December 31,
	2014	2013	2012	2011
Sales by location of customers :
Israel	$22,917	$19,929	$5,472	$21,528
Canada	56,718	52,452	13,167	43,720
U.S.A.	669,481	587,851	122,472	424,950
Other	10,169	10,722	4,030	15,470

	$759,285	$670,954	$145,141	$505,668

Selling, marketing, general and administrative expenses:
Selling and marketing	$46,343	$43,938	$12,192	$42,247
Advertising	9,787	7,213	2,166	7,270
General and administrative *	35,603	35,287	8,743	44,401
Settlements and loss contingencies	2,590	33,300	—	—

	$94,323	$119,738	$23,101	$93,918

* Including provision for doubtful accounts	$25	$4	$(50)	$90

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$1,515	$2,512	$368	$4,671
Income in respect of deposits	(6,683)	(4,026)	(510)	(1,520)
Expenses in respect of short-term credit	1	—	35	72
Foreign currency transaction losses	(7,118)	(2,417)	1,107	(6,920)

	$(12,285)	$(3,931)	$1,000	$(3,697)